Reinsurance Assets - Summary of Reinsurance Assets Relating to Non-life Insurance (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of types of insurance contracts [Line Items]
Beginning balance	€ 20,253
Ending balance	18,910	€ 20,253
Non-Life insurance [member]
Disclosure of types of insurance contracts [Line Items]
Beginning balance	1,376	1,356
Gross premium and deposits - existing and new business	97	99
Unwind of discount / interest credited	87	88
Insurance liabilities released	(191)	(127)
Changes in unearned premiums	(38)	(30)
Incurred related to current year	20	80
Incurred related to prior years	32	56
Release for claims settled current year	(24)	(23)
Release for claims settled prior years	(130)	(124)
Change in IBNR	4	(19)
Net exchange differences	(103)	25
Other movements	13	(4)
Ending balance	€ 1,144	€ 1,376